Property plant and equipment net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Depreciation charge | $	$ 12		$ 14		$ 15
ZHEJIANG TIANLAN [Member]
Depreciation charge | ¥		¥ 6,046		¥ 6,175		¥ 5,964